UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EGM Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600

Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   October 27, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      128

Form 13F Information Table Value Total:      121,597 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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

NAME OF ISSUER              TITLE  CUSIP      VALUE     SHARES          INV.  OTHER   VOTING
                            OF                X1000                     DISC  MGR     AUTH
                            CLASS                                       .
                                                                                      SOLE
AAR Corp.                   COM    000361105  1,085     45,520     SH   Sole          45,520
ADC Telecommunications,     COM    000886309  417       27,790     SH   Sole          27,790
Inc.
AMN Healthcare Services,    COM    001744101  1,330     55,992     SH   Sole          55,992
Inc.
Actions Semiconductor       COM    00507e107  584       68,635     SH   Sole          68,635
Acxiom Corp.                COM    005125109  362       14,699     SH   Sole          14,699
Affiliated Managers Group   COM    008252108  1,557     15,556     SH   Sole          15,556
Alliance Data Systems       COM    018581108  3,379     61,231     SH   Sole          61,231
Allis-Chalmers Energy Inc.  COM    019645506  308       21,033     SH   Sole          21,033
Amdocs Limited              COM    g02602103  2,148     54,253     SH   Sole          54,253
Aquantive Inc.              COM    03839g105  641       27,141     SH   Sole          27,141
Argon ST INC                COM    040149106  470       19,610     SH   Sole          19,610
Ball Corporation            COM    058498106  932       23,040     SH   Sole          23,040
Business Objects, S.A.      COM    12328x107  506       14,830     SH   Sole          14,830
CKX Inc.                    COM    12562m106  991       79,614     SH   Sole          79,614
CRA International, Inc.     COM    12618t105  1,373     28,810     SH   Sole          28,810
Carrizo Oil & Gas Inc.      COM    144577103  420       16,295     SH   Sole          16,295
Cbeyond, Inc.               COM    149847105  505       18,379     SH   Sole          18,379
Chicago Bridge & Iron-NY    COM    167250109  1,214     50,446     SH   Sole          50,446
SHR
Comtech Group               COM    205821200  2,991     199,517    SH   Sole          199,517
Comverse Technology Inc.    COM    205862402  2,170     101,204    SH   Sole          101,204
Covad Communications Group  COM    222814204  623       418,320    SH   Sole          418,320
Crown Holdings Inc.         COM    228368106  1,712     92,022     SH   Sole          92,022
Cypress Semiconductor       COM    232806109  2,025     113,932    SH   Sole          113,932
Corp.
DRS Technologies Inc.       COM    23330X100  273       6,250      SH   Sole          6,250
Digitas                     COM    25388k104  1,781     185,185    SH   Sole          185,185
Durect Corp.                COM    266605104  647       157,754    SH   Sole          157,754
EGL Inc.                    COM    268484102  380       10,440     SH   Sole          10,440
Electro Scientific Inds.,   COM    285229100  1,300     63,087     SH   Sole          63,087
Inc.
Electronics for Imaging     COM    286082102  1,998     87,325     SH   Sole          87,325
Inc.
Encore Medical Group        COM    29256e109  630       99,952     SH   Sole          99,952
Endo Pharmaceuticals        COM    29264f205  560       17,189     SH   Sole          17,189
Holdings
Equinix Inc                 COM    29444u502  1,442     23,995     SH   Sole          23,995
Esco Technologies, Inc.     COM    296315104  881       19,130     SH   Sole          19,130
Flir Systems                COM    302445101  914       33,660     SH   Sole          33,660
Foundry Networks            COM    35063r100  565       42,950     SH   Sole          42,950
General Cable Corp.         COM    369300108  1,141     29,865     SH   Sole          29,865
Gilead                      COM    375558103  954       13,879     SH   Sole          13,879
Hub Group, Inc.             COM    443320106  1,590     69,783     SH   Sole          69,783
Hyperion Solutions Corp.    COM    44914m104  906       26,276     SH   Sole          26,276
Icon PLC - Sponsored ADR    COM    45103t107  414       5,870      SH   Sole          5,870
Indevus Pharmaceuticals     COM    454072109  247       41,701     SH   Sole          41,701
Inc.
Informatica Corp.           COM    45666q102  578       42,496     SH   Sole          42,496
Intel Corporation           COM    458140100  788       38,320     SH   Sole          38,320
Interdigital                COM    45866A105  800       23,472     SH   Sole          23,472
Communications Co
Intermap Technologies Corp  COM    458977du6  385       86,720     SH   Sole          86,720
Internap Networks           COM    45885a102  401       26,340     SH   Sole          26,340
Invitrogen Corp             COM    46185r100  764       12,043     SH   Sole          12,043
JDS Uniphase                COM    46612J101  182       82,940     SH   Sole          82,940
Jacobs Engineering Group    COM    469814107  692       9,258      SH   Sole          9,258
Inc.
Kongzhong Corp-ADR          COM    50047p104  441       60,750     SH   Sole          60,750
Level 3 Communications      COM    52729n100  1,143     212,069    SH   Sole          212,069
Luna Innovations            COM    550351100  346       94,409     SH   Sole          94,409
MPS Group, Inc.             COM    553409103  496       32,805     SH   Sole          32,805
MRV Communications Inc.     COM    553477100  115       41,520     SH   Sole          41,520
Marchex Inc.                COM    56624r108  661       43,108     SH   Sole          43,108
Martin Transport LTD        COM    573075108  271       15,834     SH   Sole          15,834
Mid-America Apartment       COM    59522J103  929       15,180     SH   Sole          15,180
Communit
NCI Buildings Systems       COM    628852105  958       16,476     SH   Sole          16,476
NII Holdings, Inc. - Class  COM    62913f201  2,973     47,823     SH   Sole          47,823
B
Netflix Inc.                COM    64110l106  764       33,556     SH   Sole          33,556
Newkirk Realty Trust        COM    651497109  572       34,700     SH   Sole          34,700
Newport Corp                COM    651824104  375       23,030     SH   Sole          23,030
News Corp. Ltd.             COM    652487703  1,162     56,310     SH   Sole          56,310
Noble International, Ltd.   COM    655053106  173       13,838     SH   Sole          13,838
OpenTV Corp                 COM    g67543101  1,525     535,016    SH   Sole          535,016
Oplink Communications       COM    68375q403  208       10,424     SH   Sole          10,424
Otelco Inc.                 COM    688823202  1,888     93,910     SH   Sole          93,910
Per-Se Technologies, Inc.   COM    713569309  701       30,741     SH   Sole          30,741
Pfizer Inc                  COM    717081103  938       33,088     SH   Sole          33,088
Pharm. Product              COM    717124101  338       9,462      SH   Sole          9,462
Portalplayer, Inc.          COM    736187204  284       25,160     SH   Sole          25,160
Pozen                       COM    73941u102  185       14,408     SH   Sole          14,408
Priceline.com Inc.          COM    741503403  1,307     35,536     SH   Sole          35,536
Providence Service Corp     COM    743815102  536       19,440     SH   Sole          19,440
Quest Software              COM    74834T103  1,132     79,266     SH   Sole          79,266
RadiSys Corp.               COM    750459109  791       37,240     SH   Sole          37,240
Redback Networks, Inc.      COM    757209507  287       20,680     SH   Sole          20,680
Reddy Ice Holdings, Inc.    COM    75734r105  853       35,260     SH   Sole          35,260
Reynolds & Reynolds         COM    761695105  1,109     28,060     SH   Sole          28,060
Rowan Companies, Inc.       COM    779382100  341       10,789     SH   Sole          10,789
Ruby Tuesday, Inc.          COM    781182100  361       12,811     SH   Sole          12,811
Rudolph Technologies        COM    781270103  510       27,826     SH   Sole          27,826
Sandisk                     COM    80004C101  1,607     30,009     SH   Sole          30,009
Seitel, Inc.                COM    816074405  472       128,596    SH   Sole          128,596
Sterling Construction Co.   COM    859241101  887       44,234     SH   Sole          44,234
Symantec Corp.              COM    871503108  2,350     110,430    SH   Sole          110,430
Synopsys Inc.               COM    871607107  2,354     119,375    SH   Sole          119,375
Tekelec                     COM    879101103  379       29,248     SH   Sole          29,248
Tellabs Inc.                COM    879664100  671       61,230     SH   Sole          61,230
Terex Corp.                 COM    880779103  369       8,170      SH   Sole          8,170
Tessera Technologies Inc.   COM    88164L100  383       11,008     SH   Sole          11,008
Tradestation Group          COM    89267p105  929       61,650     SH   Sole          61,650
Transocean Inc              COM    2821287    964       13,167     SH   Sole          13,167
Tupperware Corp.            COM    899896104  782       40,180     SH   Sole          40,180
U-Store-It Trust            COM    91274f104  881       41,070     SH   Sole          41,070
UTI Worldwide               COM    G87210103  371       13,247     SH   Sole          13,247
United Industrial Corp      COM    910671106  877       16,392     SH   Sole          16,392
United Surgical Partners    COM    913016309  222       8,955      SH   Sole          8,955
Inter
Urstadt Biddle Properties   COM    917286205  975       53,670     SH   Sole          53,670
Websidestory                COM    947685103  1,281     96,977     SH   Sole          96,977
Xilinx Inc.                 COM    983919101  329       15,000     SH   Sole          15,000
Zoran Corporation           COM    98975F101  368       22,880     SH   Sole          22,880
Lasalle Hotel Properties    PRD    517942504  1,245     50,000     SH   Sole          50,000
Prefe
Agere Systems  12/15/09     CVBON  00845VAA8  1,002     1,000,000  PRN  Sole          1,000,000
6.50%                       D
Charles River 2.875%        CVBON  159852AA0  1,021     750,000    PRN  Sole          750,000
6/15/34                     D
Ciena 3.75% '08             CVBON  171779AA9  1,013     1,050,000  PRN  Sole          1,050,000
                            D
Continental Airlines 4.5%   CVBON  210795PD6  1,374     1,400,000  PRN  Sole          1,400,000
02/0                        D
Covad Communications 3%     CVBON  222814AR6  875       1,000,000  PRN  Sole          1,000,000
3/15/2                      D
Curagen                     CVBON  23126RAC5  1,576     1,600,000  PRN  Sole          1,600,000
                            D
Durect Corp                 CVBON  266605AB0  1,355     1,000,000  PRN  Sole          1,000,000
                            D
Emcore Corp 5% 5/15/2011    CVBON  290846AC8  520       500,000    PRN  Sole          500,000
                            D
Hercules II 6/30/29 6.5%    CVBON  427056BC9  1,433     1,769,000  PRN  Sole          1,769,000
                            D
I2 Technologies Inc. 5.25%  CVBON  465754AF6  486       488,000    PRN  Sole          488,000
12/                         D
Incyte Genomics, 5.5%,      CVBON  45337CAC6  1,244     1,250,000  PRN  Sole          1,250,000
02/01/2                     D
LSB Industries              CVBON  502160AB6  953       750,000    PRN  Sole          750,000
                            D
Manugistics Group           CVBON  565011AB9  1,402     1,400,000  PRN  Sole          1,400,000
                            D
Mercury Interactive         CVBON  589405AB5  1,164     1,155,000  PRN  Sole          1,155,000
                            D
Richardson Electronics 7    CVBON  763165AD9  1,337     1,425,000  PRN  Sole          1,425,000
3/4%                        D
Rite Aid Corp 4 3/4         CVBON  767754BA1  1,992     2,000,000  PRN  Sole          2,000,000
12/1/06                     D
Standard Motor Products     CVBON  853666AB1  945       1,000,000  PRN  Sole          1,000,000
6.75%                       D
Carriage Service Cap        CVPFD  14444t309  1,265     30,125     SH   Sole          30,125
Continental Air 6%          CVPFD  210796306  1,395     40,000     SH   Sole          40,000
11/15/30
Crown Castle Int Pfd 6.25%  CVPFD  228227401  1,324     23,700     SH   Sole          23,700
due
Felcor Lodging              CVPFD  31430f200  1,201     48,200     SH   Sole          48,200
Hanover Comp Cap PFD        CVPFD  41076M302  1,595     29,000     SH   Sole          29,000
Newell Rubbermaid QUIPS     CVPFD  651195307  1,382     30,200     SH   Sole          30,200
Six Flags 7.25% 8/15/09     CVPFD  83001p505  749       35,000     SH   Sole          35,000
United Rentals 6.5% 8/1/28  CVPFD  91136h306  669       14,313     SH   Sole          14,313
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